Retirement Benefit Schemes - Additional Information (Details) € in Millions, £ in Millions, $ in Millions, $ in Billions											12 Months Ended
	Oct. 01, 2024 GBP (£)	Oct. 01, 2024 EUR (€)	Nov. 14, 2023 GBP (£) insurer	Nov. 14, 2023 CAD ($) insurer	Oct. 26, 2022 GBP (£)	Jun. 07, 2022 GBP (£)	Oct. 07, 2021 GBP (£)	Sep. 02, 2021 GBP (£)	Sep. 02, 2021 CAD ($)	May 19, 2021 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 GBP (£)	Oct. 07, 2021 USD ($)	Oct. 07, 2021 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of principal schemes to total defined benefit schemes											90.00%
Percentage of defined benefit net costs charged to the adjusted profit											70.00%
Valuation frequency											3 years
Past service credit											£ 18	£ 6
Surplus (deficit) in plan											£ 117	£ 75
Corporation tax rate											25.00%	23.50%	19.00%
Current service costs											£ 11	£ 10
Percentage of scheme liabilities relate to guaranteed benefits											95.00%	95.00%
Healthcare inflation
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of reasonably possible increase in actuarial assumption											1.00%
Percentage of reasonably possible decrease in actuarial assumption											1.00%
Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											£ 30	£ 64
United States
Disclosure Of Defined Benefit Plans [Line Items]
Corporation tax rate														21.00%	35.00%
General inflation (%)											2.50%	2.50%
Rate of increase in salaries (%)											3.30%	3.30%
Discount rate (%)											5.60%	5.20%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Corporation tax rate											25.00%	35.00%
General inflation (%)											3.20%	3.10%
Rate of increase in salaries (%)											0.00%	0.00%
Discount rate (%)											5.50%	4.80%
Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)											2.00%	2.00%
Rate of increase in salaries (%)											2.00%	1.40%
Discount rate (%)											3.50%	3.30%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)											2.20%	2.50%
Rate of increase in salaries (%)											2.80%	2.50%
Discount rate (%)											3.50%	3.50%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)											2.00%	2.00%
Rate of increase in salaries (%)											2.50%	2.50%
Discount rate (%)											4.60%	4.60%
United States and United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years											53.00%
Unfunded healthcare expected settlement between 10 and 20 years											29.00%
Unfunded healthcare expected settlement between 20 and 30 years											13.00%
Unfunded healthcare expected settlement after 30 years											5.00%
United States and Canada
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years											71.00%
Unfunded healthcare expected settlement between 10 and 20 years											23.00%
Unfunded healthcare expected settlement between 20 and 30 years											5.00%
Unfunded healthcare expected settlement after 30 years											1.00%
All other countries | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											0.00%	0.00%
Discount rate (%)											0.00%	0.00%
All other countries | Top of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											9.80%	11.70%
Discount rate (%)											8.70%	7.00%
Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											£ 36
Surplus (deficit) in plan											851	£ 860
Funded Defined Benefit | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											30
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Past service credit											18	7
Surplus (deficit) in plan											498	485
Pension schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											30	64
Pension schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											£ 10	£ 2
Percentage of funding status remaining fully funded long-term											90.00%
Past service credit											£ 18
Percentage of unfunded benefit schemes											38.00%	38.00%
Pension schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of risk-reducing assets scheme											47.00%
Percentage of return-seeking assets scheme											53.00%
Percentage of unfunded benefit schemes											47.00%	48.00%
Pension schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2024											£ 3
Company contributions to pension schemes. 2025											3
Company contributions to pension schemes, 2026											3
Company contributions to pension schemes, 2027											3
Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2024											36
Company contributions to pension schemes. 2025											36
Company contributions to pension schemes, 2026											36
Company contributions to pension schemes, 2027											36
Pension schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan											856	£ 865
Pension schemes | Funded defined benefit plans | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											6
Pension schemes | Funded defined benefit plans | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											11
Pension schemes | Schemes in surplus only | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset											77	44
Pension schemes | Schemes in surplus only | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset											103	123
Pension schemes | Schemes in surplus only | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset											34	33
Reynolds american funded retirement plan (PEP and Affiliates) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities													$ 1.6				£ 1,300	$ 1.6	£ 1,300	$ 1.9	£ 1,400
Gain (loss) on settlement of plan assets and liabilities						£ 16	£ 35
Surplus (deficit) in plan											507	516
Surplus restriction, plan assets											14	0
British American Tobacco UK Pension Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset											169	184
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan																£ 111
Net defined benefit liability (asset)											0	0
Assets of benefit plan											£ 169	£ 184
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Temporary liquidity facility
Disclosure Of Defined Benefit Plans [Line Items]
Nominal value					£ 40
Borrowings maturity term					2 years
Buy-in contract | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets					£ 198					£ 383
Defined benefit plan, deferred premium					£ 35
Proportion of scheme assets represented by buy-in contracts											92.00%	92.00%
Proportion of scheme liabilities represented by buy-in contracts											100.00%	100.00%
Imperial Tobacco Corporate Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Insurers party to agreement | insurer			2	2
Imperial Tobacco Corporate Pension Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets			£ 114	$ 194
Imasco Pension Fund Society Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets								£ 451	$ 766
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Past service credit											£ 0	£ (1)
Surplus (deficit) in plan											(381)	(410)
Increase of actuarial assumption											18
Decrease of actuarial assumption											16
Healthcare schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											£ 0	£ 0
Healthcare schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes											87.00%	86.00%
General inflation (%)											7.00%	7.50%
Healthcare schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)											5.00%
Healthcare schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan											£ (5)	£ (5)
Group’s Groningen Factory Plan | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	£ 199	€ 235